Schedule H, Line 4a – Schedule of Delinquent Participant Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Reportable Transaction [Line Items]
Entity tax identification number	74-1765729
Plan number	002
Participant Contributions Transferred Late to the Plan	$ 7,256,063
Contributions Not Corrected	5,269,267
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	1,986,796
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0